Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 682,508	$ 1,146,255	$ 1,275,045
Operating Income (Loss)	(185,353)	70,197	(109,177)
Teekay Parent
Segment Reporting Information [Line Items]
Operating Income (Loss)	(18,085)	(16,659)	(19,875)
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Revenues	542,367	886,434	941,938
Operating Income (Loss)	(194,095)	141,572	123,883
Teekay Parent [Member] | Operating Segments
Segment Reporting Information [Line Items]
Revenues	140,141	259,821	333,107
Operating Income (Loss)	8,742	(71,375)	(233,060)
Teekay Parent [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	47,895	108,952	210,816
Operating Income (Loss)	35,546	(38,054)	(208,167)
Teekay Parent [Member] | Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues	92,246	150,869	122,291
Operating Income (Loss)	$ (26,804)	$ (33,321)	$ (24,893)